Federated Hermes Government Income Securities, Inc.
Portfolio of Investments
November 30, 2021 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—56.2%
	Federal Home Loan Mortgage Corporation—15.5%
$ 1,910,324	2.000%, 5/1/2051	$1,913,930
992,684	2.500%, 11/1/2051	1,018,515
1,328,997	3.000%, 1/1/2033	1,394,026
465,666	3.000%, 1/1/2043	493,840
794,158	3.000%, 10/1/2045	841,709
349,871	3.000%, 11/1/2045	370,820
545,500	3.000%, 5/1/2046	579,355
442,323	3.000%, 10/1/2046	469,775
176,440	3.000%, 11/1/2046	184,744
212,799	3.000%, 8/1/2049	220,886
1,461,010	3.500%, 7/1/2042	1,573,558
873,048	3.500%, 9/1/2043	937,847
1,286,003	3.500%, 11/1/2047	1,357,843
191,678	3.500%, 12/1/2047	202,625
1,118,471	4.000%, 12/1/2041	1,216,048
113,743	4.000%, 1/1/2042	123,666
215,878	4.000%, 3/1/2046	233,565
409,065	4.000%, 10/1/2047	442,713
318,599	4.000%, 11/1/2047	342,163
230,808	4.000%, 12/1/2047	247,735
72,672	4.000%, 4/1/2048	77,870
194,579	4.000%, 7/1/2048	207,890
18,457	4.500%, 4/1/2024	19,082
243,087	4.500%, 9/1/2039	269,135
176,554	4.500%, 8/1/2040	194,212
252,670	4.500%, 9/1/2040	277,941
493,013	4.500%, 12/1/2040	542,323
708,227	4.500%, 4/1/2041	779,061
194,030	4.500%, 2/1/2048	212,936
504,150	5.000%, 1/1/2034	559,381
151,820	5.000%, 5/1/2034	168,649
37,943	5.000%, 1/1/2036	42,590
123,673	5.000%, 4/1/2036	138,620
49,563	5.000%, 4/1/2040	55,736
120,943	5.000%, 5/1/2040	136,051
163,946	5.000%, 7/1/2040	184,498
102,125	5.500%, 3/1/2029	112,613
834,756	5.500%, 5/1/2034	943,566
61,665	5.500%, 11/1/2037	70,829
50,649	6.000%, 4/1/2036	58,618
4	7.000%, 9/1/2030	4
29,520	7.000%, 1/1/2032	34,933
116,017	7.000%, 1/1/2032	137,659
52,551	7.000%, 4/1/2032	61,367
41,184	7.000%, 4/1/2032	48,908

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 127,277	7.000%, 4/1/2032	$150,532
74,010	8.000%, 2/1/2031	86,572
	TOTAL	19,736,939
	Federal National Mortgage Association—16.2%
2,877,774	2.000%, 5/1/2051	2,883,205
599,792	2.500%, 11/1/2049	616,384
518,051	2.500%, 12/1/2049	531,896
1,007,507	3.000%, 2/1/2045	1,061,536
513,317	3.000%, 10/1/2046	537,797
936,822	3.000%, 11/1/2046	980,063
431,139	3.000%, 11/1/2046	456,684
142,937	3.000%, 1/1/2047	149,664
677,553	3.000%, 1/1/2047	709,441
140,837	3.000%, 2/1/2047	149,841
1,366,124	3.000%, 12/1/2047	1,441,305
576,065	3.500%, 4/1/2026	608,487
1,674,870	3.500%, 9/1/2042	1,806,511
1,261,708	3.500%, 8/1/2046	1,347,056
613,980	3.500%, 9/1/2046	654,025
506,508	3.500%, 10/1/2047	543,033
263,081	3.500%, 12/1/2047	279,237
442,610	3.500%, 1/1/2048	477,986
219,358	4.000%, 2/1/2041	239,241
573,334	4.000%, 12/1/2041	625,241
451,845	4.000%, 4/1/2042	491,264
421,696	4.000%, 2/1/2048	452,357
80,715	4.000%, 2/1/2048	86,615
731,552	4.000%, 2/1/2048	785,314
124,399	4.000%, 2/1/2048	135,108
215,491	4.000%, 9/1/2048	229,644
36,722	4.500%, 10/1/2040	40,394
363,634	4.500%, 4/1/2041	400,003
5,373	5.000%, 12/1/2023	5,535
325,850	5.000%, 7/1/2034	362,137
165,184	5.500%, 9/1/2034	187,644
91,419	5.500%, 1/1/2036	104,498
89,432	5.500%, 4/1/2036	102,217
353,428	5.500%, 4/1/2036	403,492
33,525	6.000%, 9/1/2037	39,160
46,129	6.000%, 11/1/2037	53,848
273,048	6.000%, 11/1/2037	318,387
117,593	7.500%, 7/1/2028	131,480
154,787	7.500%, 2/1/2030	178,277
7,516	8.000%, 2/1/2030	8,715
6,298	8.000%, 10/1/2030	7,280
	TOTAL	20,622,002
	Government National Mortgage Association—0.1%
390	6.000%, 5/15/2024	404
6,619	7.000%, 1/15/2028	7,362
9,275	7.000%, 3/15/2028	10,326

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 13,020		7.000%, 10/15/2028	$14,408
772		7.500%, 7/15/2029	820
1,483		7.500%, 7/15/2029	1,665
1,019		7.500%, 8/15/2029	1,148
16,108		7.500%, 1/15/2031	18,695
		TOTAL	54,828
	[1]	Uniform Mortgage-Backed Securities, TBA—24.4%
5,500,000		2.000%, 12/1/2036	5,639,713
9,500,000		2.000%, 12/1/2050	9,508,591
14,500,000		2.500%, 12/1/2051	14,862,500
1,000,000		3.000%, 12/1/2051	1,038,203
		TOTAL	31,049,007
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $68,945,928)	71,462,776
		U.S. TREASURIES—29.9%
		U.S. Treasury Bonds—9.6%
1,000,000		1.875%, 2/15/2041	1,002,132
500,000		1.875%, 2/15/2051	508,227
150,000		2.750%, 11/15/2042	172,882
525,000		2.875%, 8/15/2045	628,262
1,675,000		2.875%, 5/15/2049	2,067,961
500,000		3.000%, 2/15/2048	624,772
2,500,000		3.125%, 8/15/2044	3,082,902
800,000		3.500%, 2/15/2039	1,016,907
450,000		4.375%, 5/15/2040	637,822
675,000		4.500%, 2/15/2036	941,497
1,250,000		6.000%, 2/15/2026	1,504,225
		TOTAL	12,187,589
		U.S. Treasury Notes—20.3%
3,500,000		0.125%, 8/31/2023	3,478,181
2,000,000		0.250%, 6/15/2023	1,994,762
2,000,000		0.250%, 5/31/2025	1,950,686
2,500,000		0.750%, 11/15/2024	2,494,336
5,500,000		0.875%, 6/30/2026	5,438,473
1,400,000		1.250%, 4/30/2028	1,394,027
2,750,000		1.250%, 6/30/2028	2,733,860
525,000		1.375%, 9/30/2023	533,307
1,000,000		2.125%, 5/15/2025	1,040,001
600,000		2.250%, 11/15/2027	633,878
1,500,000		2.500%, 1/31/2024	1,560,369
1,000,000		2.750%, 7/31/2023	1,038,072
700,000		2.875%, 9/30/2023	730,069
750,000		2.875%, 8/15/2028	823,994
		TOTAL	25,844,015
		TOTAL U.S. TREASURIES (IDENTIFIED COST $36,622,503)	38,031,604
		ASSET-BACKED SECURITIES—6.2%
		Auto Receivables—2.6%
394,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	397,991
248,281		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	249,057
700,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	714,700

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,345,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	$1,354,375
600,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	606,264
		TOTAL	3,322,387
		Other—0.0%
3,903		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	3,929
		Student Loans—3.6%
384,601		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	386,414
725,337		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	727,295
540,056		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	541,524
884,820		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	875,150
1,058,000		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	1,061,251
954,828	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.190% (1-month USLIBOR +1.100%), 7/15/2053	968,473
		TOTAL	4,560,107
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,809,780)	7,886,423
		GOVERNMENT AGENCIES—4.5%
		Tennessee Valley Authority Bonds—4.5%
1,250,000		0.750%, 5/15/2025	1,242,762
2,140,000		1.500%, 9/15/2031	2,114,708
2,200,000		2.875%, 2/1/2027	2,379,266
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,584,246)	5,736,736
		COMMERCIAL MORTGAGE-BACKED SECURITY—1.2%
		Non-Agency Commercial Mortgage-Backed Securities—1.2%
1,400,000		Fontainebleau Miami Beach Trust, Class A, 3.144%, 12/10/2036 (IDENTIFIED COST $1,441,998)	1,437,728
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.7%
		Federal Home Loan Mortgage Corporation—0.1%
123,448	[2]	REMIC, Series 3331, Class FC, 0.519% (1-month USLIBOR +0.430%), 6/15/2037	124,645
		Government National Mortgage Association—0.4%
543,793		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	557,744
		Non-Agency Mortgage-Backed Securities—0.2%
92,761		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	33,826
156,288		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	156,462
		TOTAL	190,288
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $918,461)	872,677
		INVESTMENT COMPANY—26.4%
33,528,734		Federated Hermes Government Obligations Fund, Class Premier, 0.03%[3] (IDENTIFIED COST $33,528,734)	33,528,734
		TOTAL INVESTMENT IN SECURITIES—125.1% (IDENTIFIED COST $154,851,650)	158,956,678
		OTHER ASSETS AND LIABILITIES - NET—(25.1)%[4]	(31,858,272)
		TOTAL NET ASSETS—100%	$127,098,406

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2021	$19,216,645
Purchases at Cost	$53,427,693
Proceeds from Sales	$(39,115,604)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 11/30/2021	$33,528,734
Shares Held as of 11/30/2021	33,528,734
Dividend Income	$4,344
The Fund invests in Federated Hermes Government Obligations Fund (GOF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of GOF is to provide current income consistent with stability of principal. GOF operates as a government money market fund. As a government money market fund, GOF: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act. Income distributions from GOF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of GOF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At November 30, 2021, GOF represents 26.4% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of GOF. A copy of GOF’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions as of November 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$71,462,776	$—	$71,462,776
U.S. Treasuries	—	38,031,604	—	38,031,604
Asset-Backed Securities	—	7,886,423	—	7,886,423
Government Agencies	—	5,736,736	—	5,736,736
Commercial Mortgage-Backed Securities	—	1,437,728	—	1,437,728
Collateralized Mortgage Obligations	—	872,677	—	872,677
Investment Company	33,528,734	—	—	33,528,734
TOTAL SECURITIES	$33,528,734	$125,427,944	$—	$158,956,678

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit